BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014		Dec. 31, 2014
Numerator:
Net loss available to ordinary shareholders		$ (2,300)	$ (324)		$ (86)
Denominator:
Denominator for basic loss per share - weighted average number of ordinary shares, net of treasury stock		41,390,523	41,599,731
Effect of dilutive securities:
Employee stock options	[1]	0	0
Senior convertible notes		0	0	[2]
Denominator for diluted net loss per share - adjusted weighted average number of shares		41,390,523	41,599,731

[1]	Antidilutive.
[2]	Insignficant.